                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ]; Amendment Number: __________
     This Amendment (Check only one.):   [ ] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Berkshire Hathaway Inc.
Address: 1440 Kiewit Plaza
         Omaha, NE 68131

Form 13F File Number: 28- 4545

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Marc D. Hamburg
Title: Vice President
Phone: 402-346-1400

Signature, Place, and Date of Signing:


(s) Marc D. Hamburg                           Omaha, NE        February 14, 2011
-------------------------------------   --------------------   -----------------
[Signature]                                 [City, State]            [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                         Name
--------------------   -----------------------------------------------
28- 5194               General Re - New England Asset Management, Inc.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 21
Form 13F Information Table Entry Total:            94
Form 13F Information Table Value Total:   $52,560,379
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      FORM 13F FILE
NO.       NUMBER                             NAME
---   -------------   -------------------------------------------------
 1.   28-5678         Berkshire Hathaway Life Insurance Co. of Nebraska
 2.   28-10388        BH Columbia Inc.
 3.   28-             BH Finance LLC
 4.   28-719          Blue Chip Stamps
 5.   28-554          Buffett, Warren E.
 6.   28-1517         Columbia Insurance Co.
 7.   28-2226         Cornhusker Casualty Co.
 8.   28-06102        Cypress Insurance Company
 9.   28-11217        Fechheimer Brothers Company
10.   28-852          GEICO Corp.
11.   28-101          Government Employees Ins. Corp.
12.   28-             Medical Protective Corp.
13.   28-1066         National Fire & Marine
14.   28-718          National Indemnity Co.
15.   28-5006         National Liability & Fire Ins. Co.
16.   28-11222        Nebraska Furniture Mart
17.   28-717          OBH LLC
18.   28-             U.S. Investment Corp.
19.   28-1357         Wesco Financial Corp.
20.   28-3091         Wesco Financial Ins. Co.
21.   28-3105         Wesco Holdings Midwest, Inc.

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                December 31, 2010

                                                                     Column 6
                                                              Investment Discretion                               Column 8
                                        Column 4    Column 5  ---------------------                           Voting Authority
                 Column 2   Column 3     Market    Shares or        (b)       (c)         Column 7       --------------------------
Column 1         Title of    CUSIP     Value (In   Principal  (a)  Shared-  Shared-         Other            (a)       (b)    (c)
Name of Issuer     Class     Number    Thousands)   Amount $  Sole Defined   Other        Managers           Sole    Shared   None
---------------- -------- ----------- ----------- ----------- ---- ------- -------- -------------------- ----------- ------ -------
American Express
   Co.           Com      025816 10 9     739,314  17,225,400         X             5, 2, 6, 17           17,225,400
                                          343,130   7,994,634         X             5, 13, 17              7,994,634
                                        5,161,382 120,255,879         X             5, 14, 17            120,255,879
                                           83,398   1,943,100         X             5, 4, 17, 19, 20, 21   1,943,100
                                           60,076   1,399,713         X             5, 16, 17              1,399,713
                                           36,046     839,832         X             5, 9, 17                 839,832
                                           83,786   1,952,142         X             5, 17                  1,952,142
Bank of New York
   Mellon Corp.  Com      064058 10 0      54,176   1,793,915         X             5, 1, 14, 17           1,793,915
Coca Cola        Com      191216 10 0      26,308     400,000         X             5, 17                    400,000
                                          116,808   1,776,000         X             5, 15, 17              1,776,000
                                          473,912   7,205,600         X             5, 4, 17, 19, 20, 21   7,205,600
                                        2,640,113  40,141,600         X             5, 2, 6, 17           40,141,600
                                        9,204,222 139,945,600         X             5, 14, 17            139,945,600
                                          601,085   9,139,200         X             5, 13, 17              9,139,200
                                           31,570     480,000         X             5, 16, 17                480,000
                                           59,982     912,000         X             5, 8, 17                 912,000
Comdisco Holding
   Co.           Com      200334 10 0      10,964   1,218,199         X             5, 14, 17              1,218,199
                                            2,727     302,963         X             5, 3, 14, 17             302,963
                                              155      17,215         X             5, 13, 17                 17,215
ConocoPhillips   Com      20825C 10 4   1,437,566  21,109,637         X             5, 14, 17             21,109,637
                                          136,200   2,000,000         X             5, 13, 17              2,000,000
                                          408,600   6,000,000         X             5, 10, 11, 14, 17      6,000,000
Costco Wholesale
   Corp.         Com      22160K 10 5     312,912   4,333,363         X             5, 14, 17              4,333,363
Exxon Mobil
   Corp.         Com      30231G 10 2      30,842     421,800         X             5                        421,800
Gannett Inc.     Com      364730 10 1      26,260   1,740,231         X             5, 14, 17              1,740,231
General Electric
   Co.           Com      369604 10 3     142,258   7,777,900         X             5                      7,777,900
GlaxoSmithKline  ADR      37733W 10 5      59,242   1,510,500         X             5, 14, 17              1,510,500
Ingersoll-Rd
   Company LTD.  CLA      G4776G 10 1      29,949     636,600         X             5                        636,000
                                      -----------
                                       22,312,983
                                      -----------

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                December 31, 2010

                                                                     Column 6
                                                              Investment Discretion                               Column 8
                                        Column 4    Column 5  ---------------------                           Voting Authority
                 Column 2   Column 3     Market    Shares or        (b)       (c)         Column 7       --------------------------
Column 1         Title of    CUSIP     Value (In   Principal  (a)  Shared-  Shared-         Other            (a)       (b)    (c)
Name of Issuer     Class     Number    Thousands)   Amount $  Sole Defined   Other        Managers           Sole    Shared   None
---------------- -------- ----------- ----------- ----------- ---- ------- -------- -------------------- ----------- ------ -------
Johnson &
   Johnson       Com      478160 10 4     267,347   4,322,500         X             5                      4,322,500
                                          122,132   1,974,648         X             5, 1, 14, 17           1,974,648
                                          927,207  14,991,217         X             5, 14, 17             14,991,217
                                          861,994  13,936,841         X             5, 2, 6, 17           13,936,841
                                            8,928     144,357         X             5, 4, 17, 19, 20, 21     144,357
                                          131,864   2,132,000         X             5, 2, 6, 12, 17        2,132,000
                                           35,564     575,000         X             5, 18                    575,000
                                          281,294   4,548,000         X             5, 10, 11, 14, 17      4,548,000
Kraft Foods Inc. Com      50075N 10 4   1,769,743  56,164,484         X             5, 14, 17             56,164,484
                                          970,202  30,790,300         X             5, 2, 6, 17           30,790,300
                                          315,100  10,000,000         X             5, 4, 17, 19, 20, 21  10,000,000
                                            8,186     259,800         X             5, 2, 6, 12, 17          259,800
                                          252,080   8,000,000         X             5                      8,000,000
M & T Bank
   Corporation   Com      55261F 10 4     405,046   4,653,026         X             5, 14, 17              4,653,026
                                           47,529     546,000         X             5, 10, 11, 14, 17        546,000
                                           14,345     164,795         X             5, 13, 17                164,795
Moody's          Com      615369 10 5     336,948  12,695,850         X             5, 14, 17             12,695,850
                                          417,193  15,719,400         X             5, 10, 11, 14, 17     15,719,400
Procter & Gamble
   Co.           Com      742718 10 9   2,398,932  37,291,036         X             5, 14, 17             37,291,036
                                        1,304,612  20,280,000         X             5, 2, 6, 17           20,280,000
                                          401,419   6,240,000         X             5, 13, 17              6,240,000
                                          401,419   6,240,000         X             5, 4, 17, 19, 20, 21   6,240,000
                                           50,177     780,000         X             5, 15, 17                780,000
                                          100,355   1,560,000         X             5, 8, 17               1,560,000
                                          281,444   4,375,000         X             5                      4,375,000
Sanofi Aventis   ADR      80105N 10 5      15,744     488,500         X             5, 10, 11, 14, 17        488,500
                                           93,342   2,896,133         X             5, 14, 17              2,896,133
                                            5,457     169,300         X             5, 13, 17                169,300
                                           16,429     509,742         X             5, 2, 6, 12, 17          509,742
                                      -----------
                                       12,242,032
                                      -----------

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                December 31, 2010

                                                                     Column 6
                                                              Investment Discretion                               Column 8
                                        Column 4    Column 5  ---------------------                           Voting Authority
                 Column 2   Column 3     Market    Shares or        (b)       (c)         Column 7       --------------------------
Column 1         Title of    CUSIP     Value (In   Principal  (a)  Shared-  Shared-         Other            (a)       (b)    (c)
Name of Issuer     Class     Number    Thousands)   Amount $  Sole Defined   Other        Managers           Sole    Shared   None
---------------- -------- ----------- ----------- ----------- ---- ------- -------- -------------------- ----------- ------ -------
Torchmark Corp.  Com      891027 10 4       4,632      77,551         X             5, 1, 14, 17              77,551
                                           26,867     449,728         X             5, 2, 6, 17              449,728
                                           98,983   1,656,900         X             5, 14, 17              1,656,900
                                           38,216     639,700         X             5, 13, 17                639,700
US Bancorp       Com      902973 30 4     628,598  23,307,300         X             5, 2, 6, 17           23,307,300
                                          560,135  20,768,826         X             5, 14, 17             20,768,826
                                          225,604   8,365,000         X             5                      8,365,000
                                          269,700  10,000,000         X             5, 4, 17, 19, 20, 21  10,000,000
                                           58,633   2,174,000         X             5, 2, 6, 12, 17        2,174,000
                                           47,063   1,745,000         X             5, 18                  1,745,000
                                           72,261   2,679,300         X             5, 10, 11, 14, 17      2,679,300
USG Corporation  Com      903293 40 5     287,325  17,072,192         X             5, 14, 17             17,072,192
United Parcel
   Service Inc.  Com      911312 10 6     103,731   1,429,200         X             5                      1,429,200
Wal-Mart Stores,
   Inc.          Com      931142 10 3   1,827,749  33,891,142         X             5, 14, 17             33,891,142
                                          226,506   4,200,000         X             5, 3, 14, 17           4,200,000
                                           51,018     946,000         X             5, 10, 11, 14, 17        946,000
Washington Post
   Co.           Cl B     939640 10 8     393,047     894,304         X             5, 14, 17                               894,304
                                           65,183     148,311         X             5, 1, 7, 14, 17                         148,311
                                          284,869     648,165         X             5, 13, 17                               648,165
                                           16,255      36,985         X             5, 15, 17                                36,985
Wells Fargo &
   Co. Del       Com      949746 10 1   1,923,004  62,052,396         X             5, 2, 6, 17           62,052,396
                                          391,813  12,643,200         X             5, 4, 17, 19, 20, 21  12,643,200
                                        1,442,918  46,560,770         X             5, 13, 17             46,560,770
                                           86,400   2,788,000         X             5, 15, 17              2,788,000
                                           30,990   1,000,000         X             5, 17                  1,000,000
                                        4,669,790 150,686,982         X             5, 14, 17            150,686,982
                                           49,885   1,609,720         X             5, 16, 17              1,609,720
                                           52,683   1,700,000         X             5, 9, 17               1,700,000
                                           25,412     820,000         X             5, 8, 17                 820,000
                                          681,780  22,000,000         X             5, 10, 11, 14, 17     22,000,000
                                          495,840  16,000,000         X             5, 1, 7, 14, 17       16,000,000
                                          247,920   8,000,000         X             5                      8,000,000
                                           83,673   2,700,000         X             5, 2, 6, 12, 17        2,700,000
                                           61,980   2,000,000         X             5, 18                  2,000,000
                                          162,697   5,250,000         X             5, 1, 14, 17           5,250,000
                                          211,130   6,812,857         X             5, 3, 14, 17           6,812,857
Wesco Finl Corp. Com      950817 10 6   2,101,074   5,703,087         X             5, 4, 17               5,703,087
                                      -----------
                                       18,005,364
                                      -----------
  GRAND TOTAL                         $52,560,379
                                      ===========